Consolidated Statements of Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement Of Comprehensive Income [Abstract]
Net loss	$ (670,094)	$ (54,134)
Other comprehensive income (loss) that will not be reclassified to net income (loss)
Fair value changes on equity instruments at FVOCI	(8,343)	38,673
Fair value changes on available for sale financial assets		38,673
Fair value changes of own credit risk of financial liabilities designated at FVTPL	(47,130)
Deferred income tax recovery (expense) on the above items	1,092	(4,982)
Total other comprehensive income (loss) that will not be reclassified to net income (loss)	(54,381)	33,691
Other comprehensive income (loss) that may be reclassified to net income (loss)
Foreign currency translation	40,617	410
Total other comprehensive income (loss) that will be reclassified to net income (loss)	40,617	410
Other comprehensive (loss) income	(13,764)	34,101
Comprehensive loss	(683,858)	(20,033)
Comprehensive (loss) income attributable to:
Canopy Growth Corporation	(702,974)	(40,285)
Non-controlling interests	19,116	20,252
Comprehensive loss	$ (683,858)	$ (20,033)